Annual principal payments (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Debt Disclosure [Abstract]
2020	$ 65,473
2021	90,681
2022	89,123
2023	77,538
2024	189,896
2025 and thereafter	93,108
Total debt	$ 605,819	$ 579,579